Schedule of Investments (unaudited)
May 31, 2026
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 Putnam Sustainable Future ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.1%
Consumer Discretionary — 18.6%
Hotels, Restaurants & Leisure — 11.2%
Cava Group Inc.	610	$47,373 *
First Watch Restaurant Group Inc.	3,674	42,729 *
Hilton Worldwide Holdings Inc.	295	96,660
Life Time Group Holdings Inc.	1,713	56,666 *
Royal Caribbean Cruises Ltd.	396	112,713
Viking Holdings Ltd.	923	85,017 *
Total Hotels, Restaurants & Leisure		441,158
Household Durables — 2.3%
DR Horton Inc.	267	39,273
SharkNinja Inc.	416	50,706 *
Total Household Durables		89,979
Specialty Retail — 1.2%
Ulta Beauty Inc.	96	48,850 *
Textiles, Apparel & Luxury Goods — 3.9%
Amer Sports Inc.	734	26,116 *
Birkenstock Holding PLC	1,606	72,382 *
On Holding AG, Class A Shares	1,360	55,515 *
Total Textiles, Apparel & Luxury Goods		154,013

Total Consumer Discretionary		734,000
Consumer Staples — 3.8%
Beverages — 2.0%
Keurig Dr Pepper Inc.	2,654	79,699
Consumer Staples Distribution & Retail — 1.2%
Sprouts Farmers Market Inc.	543	44,863 *
Food Products — 0.6%
Hershey Co.	124	24,060

Total Consumer Staples		148,622
Energy — 1.2%
Energy Equipment & Services — 1.2%
Baker Hughes Co.	743	47,463

Financials — 7.6%
Capital Markets — 2.1%
Coinbase Global Inc., Class A Shares	111	20,983 *
KKR & Co. Inc.	235	22,546
TPG Inc.	909	38,696
Total Capital Markets		82,225
Consumer Finance — 0.9%
Capital One Financial Corp.	199	37,398
Financial Services — 3.9%
HA Sustainable Infrastructure Capital Inc.	1,424	58,384
Mastercard Inc., Class A Shares	121	59,771
Toast Inc., Class A Shares	1,388	36,130 *
Total Financial Services		154,285
See Notes to Schedule of Investments.

Putnam Sustainable Future ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Putnam Sustainable Future ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 0.7%
Aon PLC, Class A Shares	87	$27,497

Total Financials		301,405
Health Care — 13.2%
Biotechnology — 4.7%
Alnylam Pharmaceuticals Inc.	211	63,718 *
Argenx SE, ADR	41	34,276 *
Ascendis Pharma A/S	189	42,357 *
Insmed Inc.	438	46,826 *
Total Biotechnology		187,177
Health Care Equipment & Supplies — 5.3%
Dexcom Inc.	1,236	91,143 *
Edwards Lifesciences Corp.	675	58,367 *
IDEXX Laboratories Inc.	104	58,607 *
Total Health Care Equipment & Supplies		208,117
Health Care Providers & Services — 1.9%
Cencora Inc.	274	73,805
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific Inc.	103	50,728

Total Health Care		519,827
Industrials — 29.2%
Aerospace & Defense — 3.8%
Carpenter Technology Corp.	131	61,436
Loar Holdings Inc.	729	47,006 *
Rocket Lab Corp.	300	43,044 *
Total Aerospace & Defense		151,486
Building Products — 3.9%
Allegion PLC	432	56,190
Simpson Manufacturing Co. Inc.	218	41,363
Trane Technologies PLC	126	56,864
Total Building Products		154,417
Commercial Services & Supplies — 1.5%
Casella Waste Systems Inc., Class A Shares	714	58,670 *
Construction & Engineering — 4.6%
API Group Corp.	930	38,130 *
Quanta Services Inc.	201	143,058
Total Construction & Engineering		181,188
Electrical Equipment — 8.0%
GE Vernova Inc.	81	78,434
Vertiv Holdings Co., Class A Shares	744	234,888
Total Electrical Equipment		313,322
Machinery — 3.0%
Federal Signal Corp.	512	54,631
Xylem Inc.	591	64,738
Total Machinery		119,369
Professional Services — 0.7%
Planet Labs PBC	536	27,411 *
See Notes to Schedule of Investments.

Putnam Sustainable Future ETF 2026 Quarterly Report

 Putnam Sustainable Future ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Trading Companies & Distributors — 3.7%
	United Rentals Inc.	63	$62,727
	W.W. Grainger Inc.	66	81,460
Total Trading Companies & Distributors			144,187

Total Industrials			1,150,050
Information Technology — 19.1%
Electronic Equipment, Instruments & Components — 0.5%
	Coherent Corp.	51	18,435 *
IT Services — 1.9%
	Snowflake Inc.	297	75,898 *
Semiconductors & Semiconductor Equipment — 7.1%
	ASML Holding NV, Registered Shares	47	75,800
	Broadcom Inc.	145	64,782
	Marvell Technology Inc.	339	69,495
	Monolithic Power Systems Inc.	44	68,913
Total Semiconductors & Semiconductor Equipment			278,990
Software — 8.9%
	Cadence Design Systems Inc.	156	58,489 *
	CrowdStrike Holdings Inc., Class A Shares	40	29,240 *
	Datadog Inc., Class A Shares	578	142,968 *
	ServiceTitan Inc., Class A Shares	410	29,668 *
	Trimble Inc.	766	43,210 *
	Tyler Technologies Inc.	152	47,599 *
Total Software			351,174
Technology Hardware, Storage & Peripherals — 0.7%
	Everpure Inc., Class A Shares	350	27,828 *

Total Information Technology			752,325
Utilities — 5.4%
Electric Utilities — 2.7%
	Constellation Energy Corp.	115	33,091
	NRG Energy Inc.	550	73,744
Total Electric Utilities			106,835
Independent Power and Renewable Electricity Producers — 2.7%
	Fervo Energy Co., Class A Shares	483	17,707 *
	Vistra Corp.	561	89,889
Total Independent Power and Renewable Electricity Producers			107,596

Total Utilities			214,431
Total Investments before Short-Term Investments (Cost — $4,092,497)			3,868,123
	Rate
Short-Term Investments — 1.9%
Putnam Government Money Market Fund, Class P Shares (Cost — $75,613)	3.410%	75,613	75,613 (a)(b)
Total Investments — 100.0% (Cost — $4,168,110)			3,943,736
Liabilities in Excess of Other Assets — (0.0)%††			(1,056)
Total Net Assets — 100.0%			$3,942,680

See Notes to Schedule of Investments.

Putnam Sustainable Future ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Putnam Sustainable Future ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2026, the total market value of investments in Affiliated Companies was $75,613 and the cost was $75,613 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Putnam Sustainable Future ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Putnam Sustainable Future ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from

Putnam Sustainable Future ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,868,123	—	—	$3,868,123
Short-Term Investments†	75,613	—	—	75,613
Total Investments	$3,943,736	—	—	$3,943,736

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended May 31, 2026. The following transactions were effected in such company for the period ended May 31, 2026.

	Affiliate Value at August 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$6,977,442	$77,136,759	77,136,759	$84,038,588	84,038,588

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$117,771	—	$75,613

Putnam Sustainable Future ETF 2026 Quarterly Report